May 1, 1997



Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

Re:  File No. 2-67464, Ohio National Fund, Inc.
     Certification Under Rule 497(j)

Gentlemen:

I, Donald J. Zimmerman, President of the Registrant, Ohio National Fund, Inc., hereby certify that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the most-recent post-effective amendment to the above-captioned registration statement, which was filed electronically under the EDGAR system on April 25, 1997.

In witness whereof, I have signed this certification in the County of Hamilton and State of Ohio this first day of May, 1997.

                              Sincerely,


                              s/Donald J. Zimmerman
                              Donald J. Zimmerman
                              President

DJZ/nh

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